UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

CORE BOND FUND

FORM N-Q

APRIL 30, 2007

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited)	April 30, 2007

Face Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 20.0%
Capital Markets — 1.3%
$300,000	A	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17 (a)	$297,921
500,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (a)	492,483
1,030,000	Aa3(b)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (a)(c)	1,046,338
750,000	A	Lehman Brothers Holdings Inc., Subordinated Notes, 5.750% due 1/3/17 (a)	755,336
140,000	A+	Morgan Stanley, Medium-Term Notes, 5.809% due 10/18/16 (a)(d)	140,522

		Total Capital Markets	2,732,600

Commercial Banks — 1.8%
		Glitnir Banki HF:
350,000	BBB	Bonds, 7.451% due 9/14/16 (a)(c)(d)(e)	378,541
300,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(c)(d)	314,226
700,000	Aa3(b)	Landsbanki Islands HF, 6.100% due 8/25/11 (a)(c)	720,968
350,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(c)(d)	357,222
500,000	A-	SunTrust Capital, Trust Preferred Securites, 6.100% due 12/15/36 (a)(d)	477,153
650,000	A	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (a)(d)	660,252
640,000	AA+	Wells Fargo Bank NA, Subordinated Notes, 5.950% due 8/26/36 (a)	653,254
100,000	AA-	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (a)	98,233

		Total Commercial Banks	3,659,849

Commercial Services & Supplies — 0.3%
550,000	BBB	Waste Management Inc., 6.375% due 11/15/12 (a)	578,157

Computers & Peripherals — 1.0%
2,000,000	A+	International Business Machines Corp., Medium-Term Notes, 5.350% due 6/28/07 (a)(d)	2,000,218

Consumer Finance — 4.5%
3,830,000	B	Ford Motor Credit Co., Notes, 7.375% due 10/28/09 (a)	3,835,109
4,460,000	BB+	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10 (a)	4,577,200
1,010,000	A	SLM Corp., Medium-Term Notes, 5.625% due 8/1/33 (a)	841,713

		Total Consumer Finance	9,254,022

Diversified Financial Services — 2.9%
280,000	A-	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(c)(d)	277,841
300,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(c)	296,149
455,157	BB-	Air 2 US, 8.027% due 10/1/19 (a)(c)	479,052
350,000	AA	Bank of America Corp., 5.375% due 8/15/11 (a)	354,423
230,000	AAA	European Investment Bank, 4.625% due 3/21/12 (a)	228,245
1,320,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.450% due 1/15/13 (a)	1,338,728
		JPMorgan Chase & Co.:
80,000	A+	5.150% due 10/1/15 (a)	78,844
380,000	A+	Subordinated Notes, 5.125% due 9/15/14 (a)	376,298
590,000	AAA	McGuire Air Force Base/Fort Dix Privatized Military Housing Project, Bonds, 5.611% due 9/15/51 (a)(c)	583,982
1,110,000	BBB	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11 (a)	1,098,255
680,000	BBB	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(c)(d)(e)	685,202
230,000	A	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30 (a)	270,054

		Total Diversified Financial Services	6,067,073

Diversified Telecommunication Services — 0.9%
160,000	A	AT&T Corp., Senior Notes, 8.000% due 11/15/31 (a)	201,088
370,000	A	BellSouth Corp., Notes, 6.875% due 10/15/31 (a)	399,302
300,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	301,741
500,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30 (a)	574,790

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 0.9% (continued)
$300,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (a)	$288,833

		Total Diversified Telecommunication Services	1,765,754

Electric Utilities — 1.4%
750,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	769,194
540,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	509,194
		FirstEnergy Corp., Notes:
350,000	BBB-	Series B, 6.450% due 11/15/11 (a)	367,445
850,000	BBB-	Series C, 7.375% due 11/15/31 (a)	978,712
310,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	317,929

		Total Electric Utilities	2,942,474

Health Care Providers & Services — 0.2%
420,000	BBB	Cardinal Health Inc., 5.850% due 12/15/17 (a)	421,121

Independent Power Producers & Energy Traders — 0.3%
		TXU Corp., Senior Notes:
210,000	BB-	Series P, 5.550% due 11/15/14 (a)	189,472
45,000	BB-	Series Q, 6.500% due 11/15/24	39,169
505,000	BB-	Series R, 6.550% due 11/15/34 (a)	436,721

		Total Independent Power Producers & Energy Traders	665,362

Insurance — 0.7%
300,000	A+	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	299,609
410,000	BBB+	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (a)	410,559
260,000	BBB	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(d)	260,830
		Willis North America Inc.:
350,000	BBB	5.125% due 7/15/10 (a)	344,075
130,000	BBB	Senior Notes, 5.625% due 7/15/15	125,926

		Total Insurance	1,440,999

Media — 0.7%
900,000	BBB+	Comcast Corp., Notes, 5.875% due 2/15/18 (a)	909,938
40,000	BBB	News America Inc., 6.200% due 12/15/34 (a)	39,380
		Time Warner Inc.:
300,000	BBB+	6.500% due 11/15/36 (a)	301,209
10,000	BBB+	Debentures, 7.700% due 5/1/32	11,460
250,000	BBB+	Senior Notes, 6.875% due 5/1/12 (a)	266,505

		Total Media	1,528,492

Metals & Mining — 0.4%
		Vale Overseas Ltd., Notes:
650,000	BBB	8.250% due 1/17/34 (a)	801,829
110,000	BBB	6.875% due 11/21/36	117,227

		Total Metals & Mining	919,056

Multi-Utilities — 0.3%
550,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	564,755

Oil, Gas & Consumable Fuels — 2.1%
600,000	A-	ConocoPhillips, 4.750% due 10/15/12 (a)	593,609
410,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	469,493
260,000	BBB	Gazprom, Senior Notes, 6.510% due 3/7/22 (a)(c)	268,125
440,000	BBB-	Hess Corp., Notes, 7.300% due 8/15/31 (a)	493,404
910,000	BBB-	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	1,094,330
190,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (a)	201,638

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 2.1% (continued)
$623,000	BB	Williams Cos. Inc., Notes, 8.750% due 3/15/32 (a)	$728,131
500,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (a)	548,121

		Total Oil, Gas & Consumable Fuels	4,396,851

Paper & Forest Products — 0.2%
400,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	421,736

Pharmaceuticals — 0.2%
310,000	A	Wyeth, 5.950% due 4/1/37 (a)	311,056

Thrifts & Mortgage Finance — 0.1%
		Countrywide Financial Corp., Medium-Term Notes:
130,000	A	5.490% due 1/5/09 (a)(d)	129,712
160,000	A	Series B, 5.460% due 6/18/08 (a)(d)	160,003

		Total Thrifts & Mortgage Finance	289,715

Tobacco — 0.3%
465,000	BBB	Altria Group Inc., Debentures, 7.750% due 1/15/27 (a)	557,853

Wireless Telecommunication Services — 0.4%
120,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31 (a)	157,469
		Sprint Capital Corp.:
90,000	BBB	Notes, 8.750% due 3/15/32	106,509
400,000	BBB	Senior Notes, 8.375% due 3/15/12 (a)	445,935
10,000	BBB	Sprint Nextel Corp., 6.000% due 12/1/16	9,832

		Total Wireless Telecommunication Services	719,745

		TOTAL CORPORATE BONDS & NOTES (Cost — $40,282,080)	41,236,888

ASSET-BACKED SECURITIES — 8.7%
Home Equity — 6.0%
2,000,000	AAA	Argent Securities Inc., Series 2006-W4, Class A2B, 5.430% due 5/25/36 (a)(d)	1,999,698
1,345,740	AAA	Bear Stearns Asset-Backed Securities Trust, Series 2005-SD2, Class 2A1, 5.650% due 12/25/44 (a)(d)	1,346,078
1,300,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(d)	1,299,739
		Morgan Stanley ABS Capital I:
108,437	AAA	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35 (d)	108,531
231,638	AAA	Series 2005-WMC3, Class A1MZ, 5.580% due 3/25/35 (a)(d)	231,884
387,104	AAA	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35 (a)(d)	387,580
		Morgan Stanley Mortgage Loan Trust:
1,773,187	AAA	Series 2006-17XS, Class A1, 5.440% due 10/25/46 (a)(d)	1,774,833
1,952,253	AAA	Series 2007-3XS, Class 2A1B, 5.490% due 1/25/47 (a)(d)	1,955,239
		RAAC:
691,482	AAA	Series 2005-RP1, Class A, 5.660% due 7/25/37 (a)(c)(d)	692,068
430,372	AAA	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(c)(d)	429,430
1,903,031	AAA	Series 2007-RP2, Class A, 5.670% due 2/25/46 (a)(d)	1,899,442
250,432	AAA	Structured Asset Investment Loan Trust, Series 2005-2, Class A3, 5.570% due 3/25/35 (a)(d)	250,612

		Total Home Equity	12,375,134

Student Loan — 2.7%
1,733,023	AAA	Countrywide Asset-Backed Certificates, Series 2006-SD4, Class A1, 5.660% due 12/25/36 (a)(c)(d)	1,730,800
1,856,099	AAA	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A3, 5.510% due 5/25/35 (a)(d)	1,858,296

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

Student Loan — 2.7% (continued)
$1,900,000	AAA	SLM Student Loan Trust, Series 2006-10, Class A2, 5.365% due 10/25/17 (a)(d)	$1,901,918

		Total Student Loan	5,491,014

		TOTAL ASSET-BACKED SECURITIES (Cost — $17,866,276)	17,866,148

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.8%
1,860,185	AAA	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due 10/25/46 (a)(d)	1,864,759
1,823,199	AAA	Banc of America Alternative Loan Trust, Series 2006-7, Class A1, 5.900% due 10/25/36 (a)(d)	1,819,877
		Banc of America Funding Corp.:
1,450,824	AAA	Series 2006-8T2, Class A2, 5.790% due 10/25/36 (a)	1,448,352
1,878,839	AAA	Series 2006-H, Class 1A1, 5.690% due 9/20/46 (a)(d)	1,887,839
1,987,612	AAA	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, 5.480% due 12/25/36 (a)(d)	1,989,892
		Countrywide Alternative Loan Trust:
2,644,668	AAA	5.510% due 7/25/46 (a)(d)	2,650,654
1,941,209	AAA	Series 2004-J9, Class 3A4, 5.710% due 10/25/34 (a)(d)	1,948,358
1,504,800	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(d)	1,507,802
1,385,245	AAA	Series 2006-OA10, Class 4A1, 5.510% due 8/25/46 (a)(d)	1,385,328
1,960,007	AAA	Series 2006-OA14, Class 3A1, 5.833% due 11/25/46 (a)(d)	1,963,315
1,605,788	AAA	Series 2006-OA2, Class A1, 5.530% due 5/20/46 (a)(d)	1,611,174
1,975,818	AAA	Series 2007-OA2, Class 2A1, 5.450% due 3/25/47 (a)(d)	1,975,698
1,784,328	AAA	Countrywide Home Loan, Series 2005-R3, Class AF, 5.720% due 9/25/35 (a)(c)(d)	1,796,001
500,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.555% due 2/15/39 (a)(d)	506,751
1,954,452	AAA	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 5.400% due 2/25/47 (a)(d)	1,955,823
457,081	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 5.670% due 1/25/35 (a)(c)(d)	459,192
		Harborview Mortgage Loan Trust:
863,574	AAA	Series 2006-09, Class 2A1A, 5.530% due 11/19/36 (a)(d)	866,414
2,446,944	AAA	Series 2006-14, Class 2A1A, 5.470% due 3/19/38 (a)(d)	2,449,725
1,460,043	AAA	Impac CMB Trust, Series 2004-02, Class A1, 5.840% due 4/25/34 (a)(d)	1,460,949
1,630,000	Aaa(b)	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420% due 1/15/49 (a)	1,632,483
1,950,000	AAA	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43 (a)	1,955,009
1,633,157	AAA	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.580% due 2/25/46 (a)(d)	1,638,189
1,820,694	AAA	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.560% due 4/25/36 (a)(d)	1,825,482
1,801,651	AAA	MASTR Reperforming Loan Trust, Series 2005-02, Class 1A1F, 5.670% due 5/25/35 (a)(c)(d)	1,809,364
127,416	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A9, Class 3A1, 5.290% due 12/25/35 (a)(d)	127,521
1,500,000	Aaa(b)	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485% due 3/12/51 (a)	1,507,860
1,640,000	AAA	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.332% due 12/15/43 (a)	1,632,228
863,516	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.360% due 10/25/34 (a)(d)	868,901
2,283,278	AAA	Mortgage IT Trust, Series 2005-01, Class 1A1, 5.640% due 2/25/35 (a)(d)	2,293,933
700,000	AAA	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.976% due 5/25/35 (a)(d)	685,703
1,985,427	AAA	Residential Accredit Loans Inc., Series 2006-QO10, Class A1, 5.480% due 1/25/37 (a)(d)	1,983,178

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.8% (continued)
$1,833,081	AAA	Structured Asset Mortgage Investments Inc., Series 2006-AR7, Class A1A, 5.530% due 8/25/36 (a)(d)	$1,838,273
1,647,282	AAA	Structured Asset Securities Corp., Series 2005-GEL3, Class A, 5.670% due 6/25/35 (a)(d)	1,648,830
		Thornburg Mortgage Securities Trust:
462,420	AAA	Series 2004-02, Class A1, 5.630% due 6/25/44 (a)(d)	463,026
2,961,192	AAA	Series 2005-03, Class A3, 5.580% due 10/25/35 (a)(d)	2,964,506
1,424,396	AAA	Series 2005-03, Class A4, 5.590% due 10/25/35 (a)(d)	1,424,146
650,000	AAA	Washington Mutual Inc., Series 2005-AR18, Class 1A3A, 5.262% due 1/25/36 (a)(d)	649,941
		Washington Mutual Mortgage Pass-Through Certificates:
1,457,301	AAA	Series 2007-HY2, Class 1A1, 5.651% due 12/25/36 (a)(d)	1,461,355
881,368	AAA	Series 2007-HY4, Class 4A1, 5.525% due 9/25/36 (a)(d)	880,748
434,018	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(d)	433,888

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $61,217,430)	61,272,467

MORTGAGE-BACKED SECURITIES — 55.5%
FHLMC — 0.5%
1,021,482		Federal Home Loan Mortgage Corp. (FHLMC), 5.216% due 1/1/36 (a)(d)	1,026,284

FNMA — 39.4%
		Federal National Mortgage Association (FNMA):
7,300,000		5.000% due 5/17/22 (a)(f)	7,197,347
4,083,629		5.819% due 9/1/36 (a)	4,119,361
37,700,000		5.000% due 5/14/37 (f)	36,427,625
10,200,000		5.500% due 5/14/37 (f)	10,088,432
800,000		6.000% due 5/14/37 (f)	806,250
4,900,000		6.500% due 5/14/37 (f)	5,004,125
5,000,000		5.000% due 6/12/37 (f)	4,829,690
400,000		6.000% due 6/12/37 (f)	403,000
4,900,000		6.500% due 6/12/37 (f)	5,002,596
7,300,000		5.500% due 6/18/37 (f)	7,311,403

		TOTAL FNMA	81,189,829

GNMA — 15.6%
31,600,000		Government National Mortgage Association (GNMA), 6.000% due 5/21/37 (f)	32,034,500

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $114,233,529)	114,250,613

MUNICIPAL BOND — 0.1%
Oregon — 0.1%
100,000	AA-	Oregon State, GO, Taxable Pension, 5.892% due 6/1/27 (Cost - $105,901)	104,176

SOVEREIGN BONDS — 0.9%
Mexico — 0.4%
736,000	BBB	United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34 (a)	821,744

Russia — 0.5%
835,800	BBB+	Russian Federation, 7.500% due 3/31/30 (a)(c)(d)	950,198

		TOTAL SOVEREIGN BONDS (Cost — $1,720,360)	1,771,942

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government Agencies — 1.8%
$900,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (a)(c)	$900,405
430,000	Federal Home Loan Bank (FHLB), Bonds, 5.400% due 1/2/09 (a)	429,973
	FICO Strip:
2,000,000	Debentures, Series 15P, zero coupon bond to yield 5.280% due 3/7/19 (a)	1,098,348
910,000	Notes, Series D-P, zero coupon bond to yield 5.290% due 9/26/19 (a)	484,658
780,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36 (a)	863,050

	Total U.S. Government Agencies	3,776,434

U.S. Government Obligations — 12.1%
	U.S. Treasury Bonds:
540,000	8.875% due 8/15/17 (a)	723,178
1,355,000	4.500% due 2/15/36 (a)	1,285,345
1,670,000	4.750% due 2/15/37 (a)	1,652,518
	U.S. Treasury Notes:
8,770,000	4.875% due 1/31/09 (a)	8,800,835
4,000,000	4.625% due 10/31/11 (a)	4,018,596
530,000	4.500% due 11/30/11 (a)	529,959
1,560,000	4.625% due 12/31/11 (a)	1,567,131
280,000	4.750% due 1/31/12 (a)	282,811
3,850,000	4.500% due 3/31/12 (a)	3,848,048
110,000	4.625% due 11/15/16	109,966
4,150,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.470% due 11/15/21 (a)	2,035,571

	Total U.S. Government Obligations	24,853,958

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $28,454,141)	28,630,392

U.S. TREASURY INFLATION PROTECTED SECURITIES — 5.5%
2,512,211	U.S. Treasury Bonds, Inflation Indexed, 2.375% due 1/15/27 (a)	2,531,545
	U.S. Treasury Notes, Inflation Indexed:
429,596	0.875% due 4/15/10 (a)	416,070
3,280,224	2.375% due 4/15/11 (a)	3,326,354
4,987,026	2.500% due 7/15/16 (a)	5,122,224

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $11,253,540)	11,396,193

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $275,133,257)	276,528,819

SHORT-TERM INVESTMENTS — 17.8%
Commercial Paper — 0.5%
1,000,000	Treasury Bank Ltd., Certificate of Deposit, 5.330% due 8/23/07 (d)	1,000,088

U.S. Government Agency — 0.1%
261,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.143% - 5.197% due 6/25/07 (g)(h)	259,005

See Notes to Schedule of Investments.

Legg Mason Partners Core Bond Fund

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount	Security	Value

Repurchase Agreements — 17.2%
$25,000,000	Morgan Stanley repurchase agreement dated 4/30/07, 5.200% due 5/1/07; Proceeds at maturity - $25,003,611; (Fully collateralized by U.S. government agency obligation, 0.000% due 6/17/33; Market value - $25,628,439) (a)	$25,000,000
10,497,000	Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity - $10,498,507; (Fully collateralized by various U.S government agency obligations,0.000% to 6.000% due 12/14/07 to 1/21/28 ; Market value - $10,707,181) (a)	10,497,000

	Total Repurchase Agreements	35,497,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $36,756,005)	36,756,093

	TOTAL INVESTMENTS — 152.2% (Cost — $311,889,262#)	313,284,912

	Liabilities in Excess of Other Assets — (52.2)%	(107,498,652)

	TOTAL NET ASSETS — 100.0%	$205,786,260

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements and TBA’s.
(b)	Rating by Moody’s Investors Service.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 and 9 for definitions of ratings.

Abbreviations used in this schedule:

GO - General Obligation

MASTR - Mortgage Asset Securitization Transactions Inc.

STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Bond Ratings(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Bond Fund (formerly known as Legg Mason Partners Total Return Bond Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Income Funds, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, exchange rates or securities markets and also, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle at a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,660,865
Gross unrealized depreciation	(265,215)

Net unrealized appreciation	1,395,650

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
LIBOR Futures	96	9/07	$22,691,344	$22,582,142	$(109,202)
U.S. 5-Year Treasury Notes	275	6/07	29,040,903	29,102,734	61,831
U.S. Treasury Bonds	45	6/07	5,079,510	5,028,750	(50,760)

					(98,131)

Contracts to Sell:
U.S. 10-Year Treasury Notes	294	6/07	$31,916,493	$31,848,469	$68,024

Net Unrealized Gain Loss on Open Futures Contracts					$(30,107)

For the period ended April 30, 2007, the Fund recorded interest income of $63,095 related to mortgage dollar roll transactions.

At April 30, 2007, the Fund held TBA securities with a total cost of $109,092,531.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: June 28, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: June 28, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust - Legg Mason Partners Core Bond Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Frances M. Guggino, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust - Legg Mason Partners Core Bond Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 28, 2007	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer